CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Operating Activities:
Net income	$ 3,550	$ 845
Adjustments to reconcile net income to net cash provided by (used in) by operating activities:
Depreciation and amortization	2,911	2,693
Deferred income taxes	527	(384)
Gain on acquisition of business		(350)
Gain on sale of property, plant and equipment	(1)	(10)
Compensation expense pursuant to stock options	339	446
Excess tax benefit from share-based compensation	(160)	(41)
Provision for doubtful accounts receivable	163	71
Changes in operating assets and liabilities:
Accounts receivable	(3,113)	(4,164)
Refundable income taxes	80	32
Inventories	(16)	(90)
Prepaid expenses and other assets	(46)	166
Trade accounts payable	1,113	501
Other liabilities	851	(124)
Net cash provided by (used in) operating activities	6,198	(409)
Investing Activities:
Additions to property, plant and equipment	(3,712)	(2,943)
Cash paid for businesses acquired		(300)
Proceeds from sales of property, plant and equipment	20	10
Net cash used in investing activities	(3,692)	(3,233)
Financing Activities:
Net (decrease) increase in lines of credit	(2,770)	3,202
Borrowings on long-term debt	5,131	2,243
Repayments of long-term debt	(4,764)	(2,003)
Deferred financing fees	(8)
Proceeds from exercise of common stock options	334	34
Excess tax benefit from share-based compensation	160	41
Net cash (used in) provided by financing activities	(1,917)	3,517
Increase (decrease) in cash	589	(125)
Cash at beginning of year	975	1,100
Cash at end of year	1,564	975
Cash Flow Information:
Interest paid	1,021	972
Income taxes paid	$ 885	$ 670